Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity File Number	000-53012
Entity Registrant Name	First Choice Healthcare Solutions, Inc.
Entity Central Index Key	0001416876
Entity Tax Identification Number	90-0687379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 Bulldog Blvd
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901
City Area Code	(321)
Local Phone Number	725-0090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	FCHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false